Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

During the years ended December 31, 2025, 2024 and 2023, the Company operated in two primary reportable segments, which were the cryptocurrency mining, which included mining revenue and mining pool revenue, and the sale of mining machines. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”. The Company does not allocate assets to the reporting segments because its assets are managed on an entity-wide basis and, therefore, does not separately disclose the total assets of its reportable operating segments.

Year ended December 31, 2025	Cryptocurrency mining	Sale of mining machines	Other	Total
	US$	US$	US$	US$
Revenue	48,801,605	15,254,872	3,339,426	67,395,903
Costs of revenues – excluding depreciation	48,206,495	71,207,327	2,589,131	122,002,953
Costs of revenues – depreciation	20,930,507	—	54,849	20,985,356
Segment gross (loss) profit	(20,335,397)	(55,952,455)	695,446	(75,592,406)
Impairment of property and equipment	42,570,833	—	—	42,570,833
Segment (loss) profit after impairment of property and equipment	(62,906,230)	(55,952,455)	695,446	(118,163,239)
Selling expenses				393,458
General and administrative				13,868,940
Research and development				20,191,147
Change in fair value of cryptocurrencies				23,355,675
Realized loss on future contracts				560,492
Rewards earned from crypto short-term investments				(438,266)
Other gain – interest income				(942,892)
Other (income) expenses, net				(729,507)
Foreign exchange loss				189,490
Income before income taxes				(174,611,776)
Current income taxes				228,677
Deferred income taxes				2,112,353
Net loss				(176,952,806)

Geographic revenue information for sale of mining machines for the year ended December 31, 2025 is as follows:

Geographic location	US$
Hong Kong, China	13,471,227
United States (the U.S.)	1,155,163
Others	628,482
Total revenue from sale of mining machines	15,254,872

For the year ended December 31, 2025, total mining revenue from third-party mining pools amounted to US$10,753,859. All of the Company’s mining revenue from third-parties were derived from customers located in Hong Kong.

Year ended December 31, 2024	Cryptocurrency mining	Sale of mining machines	Other	Total
	US$	US$	US$	US$
Revenue	103,868,145	192,162,144	6,247,292	302,277,581
Costs of revenues – excluding depreciation	78,561,986	81,713,511	4,712,409	164,987,906
Costs of revenues – depreciation	9,418,434	—	185,331	9,603,765
Segment gross profit	15,887,725	110,448,633	1,349,552	127,685,910
Impairment of property and equipment	16,297,933	—	—	16,297,933
Segment (loss) profit after impairment of property and equipment	(410,208)	110,448,633	1,349,552	111,387,977
Selling expenses				702,916
General and administrative				7,157,554
Research and development				16,374,310
Change in fair value of cryptocurrencies				8,446,437
Realized loss on future contracts				726,746
Rewards earned from crypto short-term investments				(3,653,722)
Other (income) expenses, net				338,351
Foreign exchange loss				509,319
Income before income taxes				80,786,066
Current income taxes				16,757,614
Deferred income taxes				(2,112,353)
Net income				66,140,805

Geographic revenue information for sale of mining machines for the year ended December 31, 2024 is as follows:

Geographic location	US$
Hong Kong, China	63,880,356
United States (the U.S.)	44,794,605
Singapore	30,368,587
Taiwan, China	9,376,924
Vietnam	7,465,468
The BVI	6,337,092
England and Wales	5,226,816
Malaysia	5,220,935
Hungary	4,495,840
Others	14,995,521
Total revenue from sale of mining machines	192,162,144
Year ended December 31, 2023	Cryptocurrency mining	Sale of mining machines	Other	Total
	US$	US$	US$	US$
Revenue	37,003,196	219,782,989	482,186	257,268,371
Costs of revenues – excluding depreciation	29,577,616	25,389,335	453,052	55,420,003
Costs of revenues – depreciation	2,639,240		35,785	2,675,025
Segment gross profit	4,786,340	194,393,654	(6,651)	199,173,343
Selling expenses				1,148,308
General and administrative				14,570,383
Research and development				10,099,575
Change in fair value of cryptocurrencies				(312,722)
Other (income) expenses, net				(37,039)
Foreign exchange loss				131,366
Income before income taxes				173,573,472
Current income taxes				34,090,755
Deferred income taxes				(278,065)
Net income				139,760,782

Geographic revenue information for sale of mining machines for the year ended December 31, 2023 is as follows:

Geographic location	US$
Hong Kong, China	66,540,832
United States (US)	41,062,523
Singapore	35,128,651
Taiwan, China	18,299,139
Vietnam	44,775,855
The BVI	4,127,967
Others	9,848,022
Total revenue from sale of mining machines	219,782,989

As of December 31, 2025 and 2024, long-term assets are comprised of property and equipment, long-term deposits and rights of use assets.

As of December 31, 2025, long-term assets located in the U.S., Singapore and Hong Kong were US$28,205,477 or 97.32%, US$346,575 or $1.20%, and US$429,414 or 1.48% of the Company’s total long-term assets.

As of December 31, 2024, long-term assets located in the U.S., Hong Kong, Malaysia and Mainland China were $49,961,688 or 69.22%, and $827,911 or 1.15%, and $18,797,055 or 26.04%, and $2,589,423 or 3.59% of the Company’s total long-term assets, respectively.